PIMCO RAE International Fund Investment Objectives and Goals - PIMCO RAE International Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PIMCO RAE International Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.